Note 42 - Other operating income and expenses	12 Months Ended
Dec. 31, 2019
Other Operating Income and Expenses
Other Operating Income And Expenses

42. Other operating income and expense

The breakdown of the balance under the heading “Other operating income” in the accompanying consolidated income statements is as follows:

Other operating income (Millions of Euros)
	2019	2018	2017
Gains from sales of non-financial services	258	458	1,109
Of which: Real estate	91	283	884
Other operating income	413	491	330
Of which: Hyperinflation adjustment (*)	146	120	-
Total	671	949	1,439

(*) See Note 2.2.20.

The breakdown of the balance under the heading “Other operating expense” in the accompanying consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	2019	2018	2017
Change in inventories	107	292	886
Of which: Real estate	68	248	816
Other operating expense	1,899	1,808	1,337
Of which: Contributions to guaranteed banks deposits funds	770	727	703
Of which: Hyperinflation adjustment (*)	538	494	31
Total	2,006	2,101	2,223

(*) See Note 2.2.20.